RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Apr. 25, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	May 09, 2022	Apr. 13, 2022	Feb. 23, 2022	Sep. 30, 2019
Proceeds from board member and related party					$ 400,000
Number of shares issued					320,000
Proceeds from related party						$ 1,000,000
Number of warrants issued		320,000			320,000
Exercise price (in dollars per share)		$ 1.63	$ 1.68		$ 1.63	$ 0.73				$ 0.68
Old unsecured convertible debentures
Secured loan amount							$ 2,068,399
New unsecured convertible debentures due on December 1 2023
Secured loan amount							$ 2,079,993
Interest rate							10.00%
Debt Instrument, Convertible, Conversion Price							$ 0.60
Non-revolving line of credit
Related party interest expense			$ 331,548	$ 0
Secured loan amount		$ 0	4,105,492		$ 0
Consulting Firm [Member]
Related party amounts of transaction					318,035	$ 285,000
Excel Family Partners, LLLP | Non-revolving line of credit
Secured loan amount	$ 4,022,986							$ 2,000,000.0	$ 1,500,000
Interest rate	12.00%
Loan term	18 months
Proceeds from loans	$ 2,022,000.000
Number of aggregate warrants	1,149,425
Exercise price (in dollars per share)	$ 1.75
Convertible debentures.
Related party amounts of transaction			2,480,350		5,164,690	3,203,880
Related party interest expense			$ 666,515	$ 267,416	$ 557,820	$ 207,674